November 14, 1995

U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for The PNC Fund

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1.Rule 24(f)-2 Notice; and
2.Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing
I can be reached at (302) 791-2919.

Very Truly Yours,

Wendy McGee
Legal Assistant

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U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549


RULE 24f-2 NOTICE

FOR

The PNC Fund
(Name of Registrant)

Securities Act of 1933 File No. 33-26305

400 Bellevue Parkway
Wilmington, DE  19809
(Address of Principal Executive Offices)

SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS A-1, A-2, A-3 and A-4 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS B-1, B-2 and B-3 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS C-1, C-2 and C-3 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS D-1, D-2 and D-3 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS E-1, E-2, E-3 and E-4 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS F-1, F-2 and F-3 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS G-1, G-2, G-3 and G-4 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS H-1, H-2 and H-3 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS I-1, I-2 and I-3 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS J-1, J-2 and J-3 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS K-1, K-2 and K-3 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS L-1, L-2, L-3 and L-4 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS M-1, M-2, M-3 and M-4 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS N-1, N-2 and N-3 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS O-1, O-2 and O-3 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS P-1, P-2, P-3 and P-4 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS Q-1, Q-2 and Q-3 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS R-1, R-2 and R-3 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS S-1, S-2 and S-3 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS T-1, T-2 and T-3 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS U-1, U-2 and U-3 SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS V-1 and V-3
SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS X-2 and X-4
SHARES OF BENEFICIAL INTEREST ($.001 par value), CLASS Y-1, Y-2 and Y-3 (Securities with Respect to which Notice is Filed)


1. The following information is set forth pursuant to the requirements of Rule 24f-2 (b) (1):

  (i) Fiscal year for which notice is filed:

      For the fiscal year ended September 30, 1995.

 (ii) The number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.

      None.






(iii) The number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2.

      None.

(iv)  The number or amount of securities sold during such fiscal year:(1)

Class of     Aggregate
Registrant   Sales Price

Classes A   $5,579,755,614
Classes B   $3,493,495,290
Classes C   $1,093,742,839
Classes D   $  137,056,802
Classes E   $  137,822,205
Classes F   $  990,940,439
Classes G   $  149,976,386
Classes H   $    5,568,500
Classes I   $  234,681,709
Classes J   $  879,421,247
Classes K   $  364,133,875
Classes L   $    2,153,104
Classes M   $   15,790,873
Classes N   $  659,366,956
Classes O   $  273,644,717
Classes P   $   77,991,236
Classes Q   $  397,429,912
Classes R   $   16,676,806
Classes S   $  313,545,245
Classes T   $  110,659,833
Classes U   $  378,364,248
Classes V   $   48,196,026
Classes X   $   13,238,749
Classes Y   $   47,835,993

TOTAL      $15,421,488,604


(v) The number or amount of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2*:

Class of     Aggregate        Number
Registrant   Sales Price      of Shares

Classes A   $5,579,755,614   5,579,755,614
Classes B   $3,493,495,290   3,493,495,290
Classes C   $1,093,742,839   1,093,742,839
Classes D   $  137,056,802      12,838,200
Classes E   $  137,822,205      11,116,997
Classes F   $  990,940,439      99,159,584
Classes G   $  149,976,386      11,770,960
Classes H   $    5,568,500         536,245
Classes I   $  234,681,709     234,681,709
Classes J   $  879,421,247     879,421,247
Classes K   $  364,133,875      37,305,818
Classes L   $    2,153,104         224,145
Classes M   $   15,790,873       1,587,854
Classes N   $  659,366,956      53,980,307
Classes O   $  273,644,717      23,274,103
Classes P   $   77,991,236       5,771,269
Classes Q   $  397,429,912     397,429,912
Classes R   $   16,676,806       1,739,921
Classes S   $  313,545,245      34,307,821
Classes T   $  110,659,833       8,868,661
Classes U   $  378,364,248      35,357,320
Classes V   $   48,196,026      48,196,026
Classes X   $   13,238,749       1,300,018
Classes Y   $   47,835,993       5,596,109

TOTAL      $15,421,488,604  12,071,457,969



2. An opinion of counsel with respect to the validity of the shares accompanies this notice.

3. Filing Fee with respect to shares specified in 1(v) above:

Filing fee   $336,473.29


Dated: November 14, 1995



By: Edward J. Roach
    Vice President and Treasurer



(1) The actual aggregate sales price for which such securities were sold and the actual redemption price of such securities redeemed by the registrant during the fiscal year ended September 30, 1995 is set forth in the table below:

             Aggregate Sales Price  Aggregate Redemption
Class of     of Fund Shares Sold    Price of Fund Shares
Registrant   in Reliance Upon       Redeemed During
             Rule 24f-2             Fiscal Year

Classes A    $5,579,755,614         $4,810,983,132
Classes B    $3,493,495,290          3,237,018,282
Classes C    $1,093,742,839            939,272,193
Classes D    $  137,056,802             42,819,435
Classes E    $  137,822,205            132,462,106
Classes F    $  990,940,439            952,382,267
Classes G    $  149,976,386             97,281,889
Classes H    $    5,568,500              4,040,096
Classes I    $  234,681,709            216,185,001
Classes J    $  879,421,247            716,965,580
Classes K    $  364,133,875            384,091,349
Classes L    $    2,153,104              2,345,648
Classes M    $   15,790,873             16,669,224
Classes N    $  659,366,956            800,821,187
Classes O    $  273,644,717            329,531,329
Classes P    $   77,991,236             91,930,270
Classes Q    $  397,429,912            388,556,632
Classes R    $   16,676,806             25,700,075
Classes S    $  313,545,245            271,846,731
Classes T    $  110,659,833             43,657,865
Classes U    $  378,364,248            191,062,830
Classes V    $   48,196,026             36,797,462
Classes X    $   13,238,749                990,243
Classes Y    $   47,835,993              6,602,345

TOTAL       $15,421,488,604        $13,740,013,171


* Excludes shares issued upon reinvestment of dividends.





No portion of such aggregate redemption price has been applied by Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940, as amended. Pursuant to Rule 24f-2(c), the registration fee with respect to the Securities sold is calculated as follows:

$15,421,488,604 - $13,740,013,171 = $1,681,475,433 x .00020000 = $336,295.09

Drinker Biddle & Reath
1345 Chestnut Street, Suite 1100
Philadelphia, Pennsylvania 19107
(215) 988-2700



November 14, 1995


The PNC  Fund
Bellevue Park Corporate Center
103 Bellevue Parkway
Suite 152
Wilmington, DE  19809


Re:  Rule 24f-2 Notice for The PNC  Fund
     (Registration No. 33-26305)

Gentlemen:

We have acted as counsel for The PNC  Fund, a Massachusetts business trust
(the "Fund"), in connection with the registration, under the Securities Act of 1933, as amended, of the Fund's Class A-1 Shares, Class A-2 Shares, Class
A-3 Shares, Class A-4 Shares, Class B-1 Shares, Class B-2 Shares, Class B-3 Shares, Class C-1 Shares, Class C-2 Shares, Class C-3 Shares, Class D-1
Shares, Class D-2 Shares, Class D-3 Shares, Class E-1 Shares, Class E-2
Shares, Class E-3 Shares, Class E-4 Shares, Class F-1 Shares, Class F-2 Shares, Class F-3 Shares, Class G-1 Shares, Class G-2 Shares, Class G-3 Shares, Class G-4 Shares, Class H-1 Shares, Class H-2 Shares, Class H-3 Shares, Class I-1 Shares, Class I-2 Shares, Class I-3 Shares, Class J-1 Shares, Class J-2 Shares, Class J-3 Shares, Class K-1 Shares, Class K-2 Shares, Class K-3 Shares, Class L-1 Shares, Class L-2 Shares, Class L-3 Shares, Class L-4 Shares, Class M-1 Shares, Class M-2 Shares, Class M-3 Shares, Class M-4 Shares, Class N-1 Shares, Class N-2 Shares, Class N-3 Shares, Class O-1 Shares, Class O-2 Shares, Class O-3 Shares, Class P-1 Shares, Class P-2 Shares, Class P-3 Shares, Class P-4 Shares, Class Q-1 Shares, Class Q-2 Shares, Class Q-3 Shares, Class R-1 Shares, Class R-2 Shares, Class R-3 Shares, Class S-1 Shares, Class S-2 Shares, Class S-3 Shares, Class T-1 Shares, Class T-2 Shares, Class T-3 Shares, Class U-1 Shares, Class U-2 Shares, Class U-3 Shares, Class V-1 Shares, Class V-3 Shares, Class X-2 Shares, Class X-4 Shares, Class Y-1 Shares, Class Y-2 Shares and
Class Y-3 Shares made definite in number by the Fund's November 14, 1995 Rule 24f-2 Notice accompanying this opinion (collectively, the "Shares"). During the Fund's fiscal year ended September 30, 1995, all of the above-referenced Shares were registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Fund is authorized to issue an unlimited number of Shares of each class, with a par value of $.001. We have reviewed the Fund's Declaration of Trust as amended, its Code of Regulations, resolutions adopted by its Board of Trustees and shareholders, a certificate of the co-administrator of the Fund as to the number of Shares of each class registered for sale, and such other legal and factual matters as we have considered necessary. We have relied on an opinion of Ropes & Gray, special Massachusetts counsel to the Fund, insofar as our opinion below relates to matters arising under the laws of the Commonwealth of Massachusetts.

On the basis of and subject to the foregoing, we are of the opinion that the foregoing Shares registered pursuant to Rule 24f-2 were, when issued for payment as described in the Fund's prospectuses for such respective classes of Shares, legally issued, fully paid, and non-assessable by the Fund.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in every note, bond, contract, order or other undertaking issued by or on behalf of the Fund or its trustees, and in the stationery used by the Fund. The Declaration of Trust provides for indemnification out of the assets of the Fund belonging to the class(es) of Shares owned by each shareholder (and other classes having the same alphabetical designation) for all loss and expense of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the relevant class of Shares itself (and other classes having the same alphabetical designation) would be unable to meet its obligations.


We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Fund's Rule 24f-2 Notice.

Very truly yours,


DRINKER BIDDLE & REATH